Revenues - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues
Total revenues	¥ 290,232	$ 40,878	¥ 328,822	¥ 357,322
Transferred at point in time
Revenues
Total revenues	163,262	22,995	191,587	222,856
Transferred over time
Revenues
Total revenues	¥ 126,970	$ 17,883	¥ 137,235	¥ 134,466